Fair Value Measurement (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
Accounts Payable and Accrued Liabilities, Fair Value Disclosure	$ 6,900	$ 7,200